Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of presentation
These condensed consolidated interim financial statements of the Company have been prepared, without audit, in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, these financial statements do not include all information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and the notes thereto as of and for the year ended December 31, 2020. The Company continues to follow the accounting policies set forth in those audited consolidated financial statements. In the opinion of management, the accompanying unaudited condensed consolidated interim financial statements include all adjustments that are necessary for a fair presentation of the Company's interim financial position, operating results and cash flows for the periods presented.
Certain reclassifications have been made to the prior periods presented in these financial statements to conform to the current period presentation, which had no effect on previously reported total assets, liabilities, cash flows, or net loss.
References to “$” refers to United States currency.
Risks and Uncertainties
The Company has a single mine with its revenue, profitability, and cash flows substantially dependent on prevailing prices for gold and silver and its ability to mine sufficient volumes cost effectively. Historically, the commodity markets have been very volatile, and there can be no assurance that commodity prices will not be subject to wide fluctuations in the future. A substantial or extended decline in commodity prices could have a material adverse effect on the Company’s financial position, results of operations, cash flows, access to capital and the quantities of reserves that the Company can economically produce.
In addition to changes in commodity prices, other factors such as changes in mine plans, increases in costs, geotechnical failures, changes in social, environmental or regulatory requirements, the ability to successfully implement new technologies for processing ore, timely financing for development, impacts of global events such as the COVID-19 pandemic, and management’s decision to expand production to commercial levels can adversely affect the Company’s ability to recover its investment in certain assets and result in impairment charges.
For more information on risks associated with the Company’ s business, please see Item 1A. Risk Factors in the 2020 Form 10-K/A.
Recapitalization Transaction
The Recapitalization Transaction (see Note 3 - Recapitalization Transaction) was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, for financial reporting purposes, MUDS has been treated as the “acquired” company and Hycroft Mining Corporation (“Seller”) has been treated as the “acquirer”. This determination was primarily based on (1) stockholders of Seller immediately prior to the Recapitalization Transaction  having a majority of the voting power of the combined entity; (2) the operations of Seller prior to the Recapitalization Transaction comprising the only ongoing operations of the combined entity; (3) four of the seven members of the Board of Directors immediately following the Recapitalization Transaction were directors of Seller immediately prior to the Recapitalization Transaction; and (4) executive and senior management of Seller were appointed as the senior management of the Company.
Based on Seller being the accounting acquirer, the financial statements of the combined entity represent a continuation of the financial statements of Seller, with the acquisition treated as the equivalent of Seller issuing stock for the net assets of MUDS, accompanied by a recapitalization. The net assets of MUDS were recognized at historical cost as of the date of the Recapitalization Transaction, with no goodwill or other intangible assets recorded. Comparative information prior to the Recapitalization Transaction in these financial statements are those of Seller and the accumulated deficit of Seller has been carried forward after the Recapitalization Transaction. The shares and net loss per common share prior to the Recapitalization Transaction have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). See Note 3 - Recapitalization Transaction for additional information.
Going concern
The financial statements of the Company have been prepared on a “going concern” basis, which contemplates the presumed continuation of the Company even though events and conditions exist that, when considered individually or in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is probable that, without additional capital injections, the Company may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.
For the three months ended March 31, 2021, the Company recorded a net loss of $9.7 million, which included a gain from Fair value adjustments to warrants of $9.5 million, and net cash used in operating activities was $14.8 million. As of March 31, 2021, the Company had available cash on hand of $36.5 million, working capital of $65.6 million, Total liabilities of $215.4 million, and an Accumulated deficit of $530.4 million. Although the Company completed the Recapitalization Transaction during the second quarter of 2020 and the Public Offering (as defined herein) on October 6, 2020, for proceeds net of discount and equity issuance costs of approximately $83.1 million, based on its internal cash flow projection models, the Company currently forecasts it will likely require additional cash from financing activities in less than 12 months from the issuance of this report to meet its operating and investing requirements and future obligations as they become due, including the estimated $9.1 million in cash payments required pursuant to the Credit Agreement among MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC, Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”).
The Company’s ability to continue as a going concern is contingent upon securing additional funding for working capital, capital expenditures and other corporate expenses so that it can increase sales by achieving higher cost-effective operating tonnages and recovery rates and generate positive free cash flows.
These financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of any liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern. As such, recorded amounts in these financial statements (including without limitation, stockholders’ equity) have been prepared in accordance with GAAP on a historical-cost basis, as required, which do not reflect or approximate the current fair value of the Company’s assets or management’s assessment of the Company’s overall enterprise or equity value.
Use of estimates
The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver on the leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral reserves; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; estimates of the fair value of liability classified warrants, and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.
Inventories
The Company’s production-related inventories include: (i) ore on leach pads; (ii) in-process inventories; and (iii) doré and off-site carbon and slag finished goods. Production-related inventories are carried at the lower of average cost or net realizable value per estimated recoverable gold ounce, which is computed for each category of production-related inventories at each reporting period.
Net realizable value represents the estimated future gold revenue of production-related inventories after adjusting for silver by-product revenue and deductions for further processing, refining, and selling costs. The estimated future revenue is calculated using sales prices based on the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices. Estimates for silver revenue by-products credits and deductions for estimated costs to complete reflect the Company’s historical experience for expected processing, refining and selling plans. Actual net realizable values for gold sales may be different from such estimates. Changes to inputs and estimates resulting from changes in facts and circumstances are recognized as a change in Management estimate on a prospective basis.
Ore on leach pads
Although the quantities of recoverable metal placed on the leach pads are reconciled by comparing the grades of ore placed on pads to the quantities of metal actually recovered (metallurgical balancing), the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As a result, the metallurgical balancing process is constantly monitored, and estimates are refined based on actual results over time and changes in future estimates. As gold-bearing materials are further processed, costs are transferred from ore on leach pads to in-process inventories at an average cost per estimated recoverable ounce of gold.
In-process inventories
In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe plant or carbon-in-column processing method. As gold ounces are recovered from in-process inventories, costs, including conversion costs, are transferred to precious metals inventory at an average cost per ounce of gold.
Precious metals inventory
Precious metals inventory consists of doré and loaded carbon containing both gold and silver, which is ready for offsite shipment or at a third-party refiner before being sold to a third party. As gold ounces are sold, costs are recognized in Production costs and Depreciation and amortization in the consolidated statements of operations at an average cost per gold ounce sold.
Materials and supplies
Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.
Warrant liabilities
The Company accounts for certain warrants to purchase shares of the Company’s common stock issued to the SPAC sponsor and/or underwriter in a private placement and/or pursuant to a forward purchase contract (the “5-Year Private Warrants”) that are not indexed to the Company’s own stock as warrant liabilities at fair value on the consolidated balance sheet. These warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of Other income (expense) on the consolidated statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the (i) exercise or expiration of the 5-Year Private Warrants or (ii) the transfer of any 5-Year Private Warrants to any person who is not a permitted transferee, at which time the warrant liability will be reclassified to Additional paid-in capital on the consolidated balance sheet.
Projects and development
Costs incurred to enhance our understanding of the recovery and processing of the current ore body to sustain production at existing operations that do not qualify for capitalization are expensed within Projects and development, which is included in Operating expenses on the Condensed Consolidated Statement of Operations. Evaluation and development costs include expenditures for: (i) analyzing established feasibility studies; (ii) conducting geological studies; (iii) oversight and project management; and (4) drilling, engineering, and metallurgical activities.
Accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases ("ASU 2016-02"). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) ("ASU 2019-10") that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company has elected to take advantage of the deferred effective date afforded to emerging growth companies. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company has compiled its leases and is in the process of estimating the impact of adopting this ASU.
In December of 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740, Income Taxes and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2021. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is assessing the impact on its consolidated financial statements and disclosures.
In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.
Summary of Significant Accounting Policies
Basis of presentation
These consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
Certain reclassifications have been made to the prior periods presented in these financial statements to conform to the current period presentation, which had no effect on previously reported total assets, liabilities, cash flows, or net loss.
References to “$” refers to United States currency.
Recapitalization Transaction
The Recapitalization Transaction (see Note 3 - Recapitalization Transaction) was accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, for financial reporting purposes, MUDS has been treated as the “acquired” company and Hycroft Mining Corporation (“Seller”) has been treated as the “acquirer”. This determination was primarily based on (1) stockholders of Seller immediately prior to the Recapitalization Transaction  having a relative majority of the voting power of the combined entity; (2) the operations of Seller prior to the Recapitalization Transaction comprising the only ongoing operations of the combined entity; (3) four of the seven members of the Board of Directors immediately following the Recapitalization Transaction were directors of Seller immediately prior to the Recapitalization Transaction; and (4) executive and senior management of Seller comprises the same for the Company.
Based on Seller being the accounting acquirer, the financial statements of the combined entity represent a continuation of the financial statements of Seller, with the acquisition treated as the equivalent of Seller issuing stock for the net assets of MUDS, accompanied by a recapitalization. The net assets of MUDS were recognized at historical cost as of the date of the Recapitalization Transaction, with no goodwill or other intangible assets recorded. Comparative information prior to the Recapitalization Transaction in these financial statements are those of Seller and the accumulated deficit of Seller has been carried forward after the Recapitalization Transaction. The shares and net loss per common share prior to the Recapitalization Transaction have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). See Note 3 - Recapitalization Transaction for additional information.
Going concern
The financial statements of the Company have been prepared on a “going concern” basis, which contemplates the presumed continuation of the Company even though events and conditions exist that, when considered individually or in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern because it is probable that, without additional capital injections, the Company may be unable to meet its obligations as they become due within one year after the date that these financial statements were issued.
For the year ended December 31, 2020, the Company incurred a net loss of $136.4 million and net cash used in operating activities was $110.5 million. As of December 31, 2020, the Company had available cash on hand of $56.4 million, working capital of $90.3 million, total liabilities of $216.0 million, and an accumulated deficit of $520.8 million. Although the Company completed the Recapitalization Transaction during the second quarter of 2020 and the Public Offering (as defined herein) on October 6, 2020, for proceeds net of discount and equity issuance costs of approximately $83.1 million, based on its internal cash flow projection models, the Company currently forecasts it will likely require additional cash from financing activities in less than 12 months from the issuance of this report to meet its operating and investing requirements and future obligations as they become due, including the estimated $9.1 million in cash payments required pursuant to the Credit Agreement among MUDS, MUDS Holdco Inc., Allied VGH LLC, Hycroft Mining Holding Corporation, Hycroft Resources and Development, LLC Sprott Private Resource Lending II (Collector) Inc., and Sprott Resources Lending Corp. (“Sprott Credit Agreement”).
The Company’s ability to continue as a going concern is contingent upon securing additional funding for working capital, capital expenditures and other corporate expenses so that it can increase sales by achieving higher cost-effective operating tonnages and recovery rates and generate positive free cash flows.
These financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of any liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern. As such, recorded amounts in these financial statements (including without limitation, stockholders’ equity) have been prepared in accordance with GAAP on a historical-cost basis, as required, which do not reflect or approximate the current fair value of the Company’s assets or management’s assessment of the Company’s overall enterprise or equity value.
Use of estimates
The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in these financial statements and accompanying notes. The more significant areas requiring the use of management estimates and assumptions relate to: recoverable gold and silver on the leach pads and in-process inventories; timing of near-term ounce production and related sales; the useful lives of long-lived assets; probabilities of future expansion projects; estimates of mineral reserves; estimates of life-of-mine production timing, volumes, costs and prices; current and future mining and processing plans; environmental reclamation and closure costs and timing; deferred taxes and related valuation allowances; and estimates of fair value for asset impairments and financial instruments. The Company bases its estimates on historical experience and various other assumptions that are believed to be reasonable at the time the estimate is made. Actual results may differ from amounts estimated in these financial statements, and such differences could be material. Accordingly, amounts presented in these financial statements are not indicative of results that may be expected for future periods.
Cash
Cash consisted of cash balances as of December 31, 2020. The Company has not experienced any losses on cash balances and believes that no significant risk of loss exists with respect to its cash. As of December 31, 2020, and December 31, 2019, the Company held no cash equivalents.
Restricted cash is held as collateral to provide financial assurance that the Company will use to fulfill obligations and commitments related to reclamation activity (see Note 10 - Asset Retirement Obligation for further detail) that is excluded from cash and is listed separately on the consolidated balance sheets. As of December 31, 2020, and December 31, 2019, the Company held $39.7 million and $42.7 million in restricted cash, respectively. See Note 6 - Restricted Cash for additional information.
Accounts receivable
Accounts receivable consists of amounts due from customers for gold and silver sales. The Company has evaluated the customers’ credit risk, payment history and financial condition and determined that no allowance for doubtful accounts is necessary. The entire accounts receivable balance is expected to be collected during the next twelve months.
Ore on leach pads and inventories
The Company’s production-related inventories include: ore on leach pads; in-process inventories; and doré finished goods. Production-related inventories are carried at the lower of average cost or net realizable value. Cost includes mining (ore and waste); processing; refining costs incurred during production stages; and mine site overhead and depreciation and amortization relating to mining and processing operations. Corporate general and administrative costs are not included in inventory costs. Net realizable value represents the estimated future sales price of production-related inventories computed using the London Bullion Market Association’s (“LBMA”) quoted period-end metal prices, less any further estimated processing, refining, and selling costs.
In-process inventories
In-process inventories represent gold-bearing concentrated materials that are in the process of being converted to a saleable product using a Merrill-Crowe plant or carbon-in-column processing method. As gold ounces are recovered from in-process inventories, costs, including conversion costs, are transferred to precious metals inventory at an average cost per ounce of gold.
Precious metals inventory
Precious metals inventory consists of doré and loaded carbon containing both gold and silver, which is ready for offsite shipment or at a third party refiner before being sold to a third party. As gold ounces are sold, costs are recognized in Production costs and Depreciation and amortization in the consolidated statements of operations at an average cost per gold ounce sold.
Materials and supplies
Materials and supplies are valued at the lower of average cost or net realizable value. Cost includes applicable taxes and freight.
Ore on leach pads, current and non-current
Ore on leach pads represents ore that is being treated with a chemical solution to dissolve the contained gold and silver. Costs are added to ore on leach pads based on current mining costs, including reagents, leaching supplies, and applicable depreciation and amortization relating to mining operations. As gold-bearing materials are further processed, costs are transferred from ore on leach pads to in-process inventories at an average cost per estimated recoverable ounce of gold.
Prepaids and other assets, non-current
Equipment not in use
From time to time, the Company may determine that certain of its property and equipment no longer fit into its strategic operating plans and may either contemplate or commence activities to sell such identified assets. The Company evaluates equipment not in use for held-for-sale classification in accordance with ASC Topic 360 Property, Plant, and Equipment ("ASC 360"). If property and equipment do not meet the held-for-sale criteria in ASC 360, but have been taken out of service for sale or were never placed into service, the carrying value of such assets is included in Other assets, non-current. In accordance with its impairment policy, the Company reviews and evaluates its equipment and facilities not in use for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. During the year ended December 31, 2020, the Company determined that the fair value of equipment not in use was less the carrying amount and recorded an impairment loss of $5.3 million.
Plant, equipment, and mine development, net
Expenditures for new facilities and equipment, and expenditures that extend the useful lives or increase the capacity of existing facilities or equipment are capitalized and recorded at cost. Such costs are depreciated using either the straight-line method over the estimated productive lives of such assets or the units-of-production method (when actively operating) at rates sufficient to depreciate such costs over the estimated proven and probable mineral reserves as gold ounces are recovered. For equipment and facilities that are constructed by the Company, interest is capitalized to the cost of the underlying asset while being constructed until such asset is ready for its intended use. See Note 7 - Plant, Equipment, and Mine Development, Net for additional information.
Mine development
Mine development costs include the cost of engineering and metallurgical studies, drilling and assaying costs to delineate an ore body, environmental costs, and the building of infrastructure. Additionally, interest is capitalized to mine development until such assets are ready for their intended use. Any of the above costs incurred before mineralization is classified as proven and probable mineral reserves are expensed. The Company established proven and probable mineral reserves during the second half of 2019.
Drilling, engineering, metallurgical, and other related costs are capitalized for an ore body where proven and probable reserves exist and the activities are directed at obtaining additional information on the ore body, converting non-reserve mineralization to proven and probable mineral reserves, infrastructure planning, or supporting the environmental impact statement. All other exploration drilling costs are expensed as incurred. Drilling costs incurred during the production phase for operational ore control are allocated to production-related inventories and upon the sale of gold ounces are included in Cost of sales on the consolidated statements of operations.
Mine development costs are amortized using the units-of-production method based upon estimated recoverable ounces in proven and probable mineral reserves. To the extent such capitalized costs benefit an entire ore body, they are amortized over the estimated life of that ore body. Capitalized costs that benefit specific ore blocks or areas are amortized over the estimated life of that specific ore block or area. Recoverable ounces are determined by the Company based upon its proven and probable mineral reserves and estimated metal recoveries associated with those mineral reserves.
Impairment of long-lived assets
The Company’s long-lived assets consist of plant, equipment, and mine development. The Company reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Events that may trigger a test for recoverability include, but are not limited to, significant adverse changes to projected revenues, costs, or future expansion plans or changes to federal and state regulations (with which the Company must comply) that may adversely impact the Company’s current or future operations. An impairment is determined to exist if the total projected future cash flows on an undiscounted basis are less than the carrying amount of a long-lived asset group. An impairment loss is measured and recorded based on the excess carrying value of the impaired long-lived asset group over fair value.
To determine fair value, the Company uses a discounted cash flow model based on quantities of estimated recoverable minerals and incorporates projections and probabilities involving metal prices (considering current and historical prices, price trends, and related factors), production levels, operating and production costs, and the timing and capital costs of expansion and sustaining projects, all of which are based on life-of-mine plans. The term “recoverable minerals” refers to the estimated amount of gold and silver that will be sold after taking into account losses during ore processing and treatment. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. The Company’s estimates of future cash flows are based on numerous assumptions, which are consistent or reasonable in relation to internal budgets and projections, and actual future cash flows may be significantly different than the estimates, as actual future quantities of recoverable gold and silver, metal prices, operating and production costs, and the timing and capital costs of expansion and sustaining projects are each subject to significant risks and uncertainties. See Note 7 - Plant, Equipment, and Mine Development, Net for additional information.
During the year ended December 31, 2020, as part of the Company's recurring quarterly analysis, the Company determined a triggering event had occurred, as the Company's operations have continued to generate operating cash flow losses. As a result, the Company performed a recoverability test for the carrying value of its plant, equipment, and mine development at December 31, 2020, and determined that no impairments were necessary.
Mineral properties
Mineral properties are tangible assets recorded at cost and include royalty interests, asset retirement costs, and land and mineral rights to explore and extract minerals from properties. Once a property is in the production phase, mineral property costs are amortized using the units-of-production method based upon the estimated recoverable gold ounces in proven and probable reserves at such properties. Costs to maintain mineral properties are expensed in the period they are incurred. As of December 31, 2020 and 2019, there was $0.04 million and $0 recorded for mineral properties, respectively, which was included in Plant, equipment, and mine development, net in the consolidated balance sheets.
Royalty obligation
The Company's royalty obligation is carried at amortized cost with reductions calculated by dividing actual gold and silver production by the estimated total life-of-mine production from proven and probable mineral reserves. Any updates to proven and probable mineral reserves or the estimated life-of-mine production profile would result in prospective adjustments to the amortization calculation used to reduce the carrying value of the royalty obligation. Amortization reductions to the royalty obligation are recorded to Production costs which is included in Cost of sales. A portion of the Company’s royalty obligation is classified as current based upon the estimated gold and silver expected to be produced over the next 12 months, using the current proposed 34-year mine plan, and current proven and probable mineral reserves. The royalty obligation and its embedded features do not meet the requirements for derivative accounting.
Asset retirement obligation
The Company’s mining and exploration activities are subject to various federal and state laws and regulations governing the protection of the environment. The Company’s asset retirement obligation (“ARO”), associated with long-lived assets are those for which there is a legal obligation to settle under existing law, statute, written or oral contract or by legal construction. The Company’s ARO relates to its operating property, the Hycroft Mine, and was recognized as a liability at fair value in the period incurred. An ARO, which is initially estimated based on discounted cash flow estimates, is accreted to full value over time using the expected timing of future payments through charges to Accretion in the consolidated statements of operations. In addition, asset retirement costs (“ARC”) are capitalized as part of the related asset’s carrying value and are depreciated on a straight-line method or units of production basis over the related long-lived asset’s useful life. The Company’s ARO is adjusted annually, or more frequently if necessary, to reflect changes in the estimated present value resulting from revisions to the timing or amount of reclamation and closure costs. Estimated mine reclamation and closure costs, may increase or decrease significantly in the future as a result of changes in regulations, mine plans, cost estimates, or other factors.
Revenue recognition
The Company recognizes revenue for gold and silver sales when it satisfies the performance obligation of transferring finished inventory to the customer, which generally occurs when the refiner notifies the customer that gold has been credited or irrevocably pledged to their account, at which point the customer obtains the ability to direct the use and obtain substantially all of the remaining benefits of ownership of the asset. The transaction amount is determined based on the agreed upon sales prices and the number of ounces delivered. Concurrently, the payment date is agreed upon, which is usually within one week of the sale date. The majority of sales are in the form of doré bars, but the Company also sells loaded carbon and slag, a by-product. All sales are final.
Mine site period costs
The Company evaluates its mine site costs incurred, which are normally recorded to the carrying value of production-related inventories, to determine if costs incurred during the period qualify as Mine site period costs, the Company performs an analysis to determine the net realizable value of its inventory and determines whether costs incurred that are in excess of future estimated revenues are a result of recurring or significant downtime or delays, unusually high levels of repairs, inefficient operations, overuse of processing reagents, or other costs or activities that significantly increase the cost per ounce of production-related inventories and are considered unusual. If costs are determined to meet the criteria and, therefore, cannot be recorded to the carrying value of production-related inventories, then the Company recognizes such costs in the period incurred as Mine site period costs, which is included in Cost of sales on the consolidated statements of operations.
Write-down of production inventories
The recovery of gold and silver at the Hycroft Mine is currently accomplished through a heap leaching process, the nature of which limits the Company’s ability to precisely determine the recoverable gold ounces in ore on leach pads. The Company estimates the quantity of recoverable gold ounces in ore on leach pads using surveyed volumes of material, ore grades determined through sampling and assaying of blastholes, crushed ore sampling, solution sampling, and estimated recovery percentages based on ore type and domain. The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore gold contents to the actual gold ounces recovered (metallurgical balancing). Changes in recovery rate estimates from metallurgical balancing that do not result in write-downs are accounted for on a prospective basis. When a write-down is required, production-related inventories are adjusted to net realizable value with adjustments recorded as Write-down of production inventories, which is included in Cost of sales in the consolidated statements of operations. See Note 4 - Inventories for additional information on the Company's write-downs.
Stock-based compensation
Stock-based compensation costs for non-employee Directors and eligible employees are measured at fair value on the date of grant. Stock-based compensation costs are charged to General and administrative on the consolidated statements of operations over the requisite service period. The fair value of awards is determined using the stock price on either the date of grant (if subject only to service conditions) or the date that the Compensation Committee of the Board of Directors establishes applicable performance targets (if subject to performance conditions). The Company estimates forfeitures at the time of grant and revises those estimates in subsequent periods through the final vesting date. See Note 15 - Stock-Based Compensation for additional information.
Phantom shares
Non-employee members of Seller’s Board of Directors received phantom shares of stock pursuant to a Non-Employee Director Phantom Stock Plan. For grants issued during the years ended 2015 and 2016, the cash payment was equal to the fair market value of one share of common stock of Seller at the date of payment. Under the grant agreements, each phantom share vested on the date of grant and entitled the participant to a cash payment. For grants issued during 2020, 2019 and 2018, the cash payment was equal to the greater of the (1) grant date value, or (2) the fair market value of one share of common stock of Seller at the date of payment. All phantom shares issued by Seller were terminated and paid in connection with the Recapitalization Transaction. See  Note 15 - Stock-Based Compensation and Note 19 - Fair Value Measurements for additional information.
Reorganization items
On March 10, 2015, a predecessor of the Company filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code with the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). Expenses directly associated with finalizing the Chapter 11 cases before the Bankruptcy Court are reported as Reorganization items in the consolidated statements of operations.
Income taxes
The Company accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Company’s liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset for the Company, as measured by the statutory tax rates in effect at the anticipated time of reversal. The Company derives its deferred income tax provision or benefit by recording the change in either the net deferred income tax liability or asset balance for the year. See Note 16 - Income Taxes for additional information.
The Company’s deferred income tax assets include certain future tax benefits. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized. Evidence evaluated includes past operating results, forecasted earnings, estimated future taxable income, and prudent and feasible tax planning strategies. The assumptions utilized in determining future taxable income require significant judgment and are consistent with the plans and estimates used to manage the underlying business.
As necessary, the Company also provides reserves against the benefits of uncertain tax positions taken on its tax filings. The necessity for and amount of a reserve is established by determining, based on the weight of available evidence, the amount of benefit that is more likely than not to be sustained upon audit for each uncertain tax position. The difference, if any, between the full benefit recorded on the tax return and the amount more likely than not to be sustained is recorded as a liability on the Company’s consolidated balance sheets unless the additional tax expense that would result from the disallowance of the tax position can be offset by a net operating loss, a similar tax loss, or a tax credit carryforward. In that case, the reserve is recorded as a reduction to the deferred tax asset associated with the applicable net operating loss, similar tax loss, or tax credit carryforward.
Derivative instruments
The Company recognizes all derivatives as either assets or liabilities and measures those instruments at fair value. Changes in the fair value of derivative instruments, together with any gains or losses on derivative settlements and transactions, are recorded in earnings in the period in which they occur. In estimating the fair value of derivative instruments, the Company is required to apply judgments and make assumptions that impact the amount recorded for such derivative instruments. The Company does not hold derivative instruments for trading purposes.
As of December 31, 2020, the Company’s only recorded derivatives were for the Seller Warrants and Private Warrants (as defined herein) (see Note 19 - Fair Value Measurements for additional detail).
Fair value measurements
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis;
Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Certain financial instruments, including Cash, Restricted cash, Accounts receivable, Prepaids and other, Accounts payable, and Interest payable are carried at cost, which approximates their fair value due to the short-term nature of these instruments.  See Note 19 - Fair Value Measurements for additional information.
Recently adopted accounting pronouncements
In August 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 2018-13”), which amends the disclosure requirements for fair value measurements in Topic 820 based on the considerations of costs and benefits. Under ASU 2018-13, certain disclosures were modified or eliminated, while other disclosures were added. The Company's adoption of ASU 2018-13 on January 1, 2020 did not materially affect its financial statement disclosures.
Accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases ("ASU 2016-02"). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations and classification within the consolidated statement of cash flows. In October 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842) ("ASU 2019-10") that amends the effective date of ASU 2016-02 for emerging growth companies, such that the new standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company has elected to take advantage of the deferred effective date afforded to emerging growth companies. A modified retrospective transition approach is required to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company has compiled its leases and is in the process of estimating the impact of adopting this ASU.
In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies guidance on accounting for convertible instruments and contracts in an entity’s own equity including calculating diluted earnings per share. For emerging growth companies, the new guidance is effective for annual periods beginning after December 15, 2022. As the Company qualifies as an emerging growth company, the Company plans to take advantage of the deferred effective date afforded to emerging growth companies. The Company is currently evaluating the impact that adopting this update will have on its consolidated financial statements and related disclosures.